Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2019	May 18, 2020
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	TuanChe Ltd
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Entity Central Index Key	0001743340
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Trading Symbol	tc
Class A ordinary shares
Entity Common Stock, Shares Outstanding		266,491,715
Class B ordinary shares
Entity Common Stock, Shares Outstanding		55,260,580